Pay vs Performance Disclosure	12 Months Ended
	Feb. 03, 2024 USD ($)	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

For Fiscal 2023, Fiscal 2022, Fiscal 2021, and Fiscal 2020, the following table sets forth a comparison of amounts disclosed in the Summary Compensation Table (“SCT”) for our Executives to the total compensation actually paid (“CAP”) to our Executives, calculated in accordance with the SEC’s guidelines, and a comparison of the Company’s total shareholder return (“TSR”) to a peer group TSR and certain other financial performance metrics.

	SCT total in	CAP in year	SCT total in	CAP in year	Average SCT	Average CAP	Value of initial		Net	Diluted
	year holding	holding PEO	year holding	holding PEO	total for non-	to non-PEO	fixed $100		Income	Net
Year	PEO Office	Office	PEO Office	Office	PEO named	named	investment		(In	Income
	(Worden)	(Worden)	(Sifford)	(Sifford)	executive	executive	based on:		Millions)	per
	(1)	(1)	(1)	(1)	officers	officers	Our	Peer		Share
					(2)	(2)	TSR	group		(4)
								TSR (3)

(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$3,450,895	$2,076,755	N/A	N/A	$932,794	$505,613	$154	$167	$73.3	$2.68
2022	$4,007,544	$3,633,987	N/A	N/A	$1,377,243	$1,200,218	$158	$123	$110.1	$3.96
2021	$2,181,767	$3,084,893	$1,850,691	$2,549,441	$1,224,336	$1,563,415	$187	$145	$154.9	$5.42
2020	N/A	N/A	$1,558,095	$1,701,732	$1,034,246	$1,258,067	$132	$138	$16.0	$0.56

The charts that follow set forth the calculation of CAP for our PEO and non-PEO Executives for Fiscal 2023. In the years presented, we did not issue any stock options and no Executives received any pension benefits.

(1)
On March 18, 2021, the Board unanimously elected Mr. Worden as our next President and Chief Executive Officer and our principal executive officer (“PEO”), effective September 30, 2021. Mr. Worden succeeded Mr. Sifford, who stepped down as our Chief Executive Officer effective September 30, 2021 and continues to serve in the role of Vice Chairman of the Board. In Fiscal 2021, the year of transition, the table above reflects the total compensation set forth in the SCT and the CAP for the full fiscal year for both Executives.

The following chart reconciles the total compensation set forth in the SCT to the CAP in Fiscal 2023 for Mr. Worden.

Mr. Worden
2023
SCT - Total	$3,450,895
Less: Grant Date Fair Value of Current Year Awards	(2,124,843)
Add: Fair Value of Unvested Current Year Awards	898,119
Add: Fair Value of Unvested Prior Year Awards	1,806,408
Less: Prior Year Fair Value of Unvested Prior Year Awards	(1,894,392)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	798,125
Less: Prior Year Fair Value of Awards Vesting in Current Year	(857,557)
CAP	$2,076,755

(2)

The following chart reconciles the total compensation set forth in the SCT to the CAP for Fiscal 2023 for each Executive other than Mr. Worden. We have separately identified the persons holding the position of Chief Financial Officer (Mr. Edwards), Chief Merchandising Officer (Mr. Scibetta), and Chief Operating Officer (Mr. Chilton) as of our Fiscal 2023 year end. Executives in “Other” include Messrs. Sifford, Jackson and Gast.

Fiscal 2023	Edwards	Scibetta	Chilton	Other	Average
SCT - Total	$494,152	$1,375,479	$1,132,192	$2,594,941	$932,794
Less: Grant Date Fair Value of Current Year Awards	(168,121)	(586,634)	(508,119)	(1,145,928)	(401,467)
Add: Fair Value of Unvested Current Year Awards	71,061	247,952	214,760	-	88,962
Add: Fair Value of Unvested Prior Year Awards	161,491	584,704	426,235	32,903	200,889
Less: Prior Year Fair Value of Unvested Prior Year Awards	(169,356)	(613,182)	(446,996)	(34,505)	(210,673)
Less: Prior Year Fair Value of Forfeited Prior Year Awards	-	-	-	(636,471)	(106,079)
Add: Value at Vest of Current Year Awards Vesting in Current Year	-	-	-	201,390	33,565
Add: Value at Vest of Prior Year Awards Vesting in Current Year	159,389	608,623	420,891	1,419,984	434,815
Less: Prior Year Fair Value of Awards Vesting in Current Year	(171,258)	(653,944)	(452,232)	(1,525,721)	(467,193)
CAP	$377,358	$962,998	$786,731	$906,593	$505,613

(3)
The selected peer group is the Nasdaq US Benchmark Retail TR I- Ticker: NQUSB4040T. This benchmark index has historically been the peer group used in our TSR performance graph included in our annual report to shareholders, including the annual report to shareholders for the fiscal year ended February 3, 2024.
	Diluted Net Income per Share, which was the performance measure utilized for our PSUs granted in Fiscal 2023, was selected as our most important financial measure. PSUs comprise the largest portion of Mr. Worden’s Fiscal 2023 target compensation (Base salary 23%, EICP 29%, PSUs 29%, and RSUs 19%) and averaged approximately 20% of the total target compensation for Messrs. Edwards, Scibetta, and Chilton in Fiscal 2023.
Company Selected Measure Name	Diluted Net Income per Share
Named Executive Officers, Footnote	On March 18, 2021, the Board unanimously elected Mr. Worden as our next President and Chief Executive Officer and our principal executive officer (“PEO”), effective September 30, 2021. Mr. Worden succeeded Mr. Sifford, who stepped down as our Chief Executive Officer effective September 30, 2021 and continues to serve in the role of Vice Chairman of the Board. In Fiscal 2021, the year of transition, the table above reflects the total compensation set forth in the SCT and the CAP for the full fiscal year for both Executives.
Peer Group Issuers, Footnote
(3)
The selected peer group is the Nasdaq US Benchmark Retail TR I- Ticker: NQUSB4040T. This benchmark index has historically been the peer group used in our TSR performance graph included in our annual report to shareholders, including the annual report to shareholders for the fiscal year ended February 3, 2024.

Adjustment To PEO Compensation, Footnote

The following chart reconciles the total compensation set forth in the SCT to the CAP in Fiscal 2023 for Mr. Worden.

Mr. Worden
2023
SCT - Total	$3,450,895
Less: Grant Date Fair Value of Current Year Awards	(2,124,843)
Add: Fair Value of Unvested Current Year Awards	898,119
Add: Fair Value of Unvested Prior Year Awards	1,806,408
Less: Prior Year Fair Value of Unvested Prior Year Awards	(1,894,392)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	798,125
Less: Prior Year Fair Value of Awards Vesting in Current Year	(857,557)
CAP	$2,076,755

Non-PEO NEO Average Total Compensation Amount	$ 932,794	$ 1,377,243	$ 1,224,336	$ 1,034,246
Non-PEO NEO Average Compensation Actually Paid Amount	$ 505,613	1,200,218	1,563,415	1,258,067
Adjustment to Non-PEO NEO Compensation Footnote

(2)

The following chart reconciles the total compensation set forth in the SCT to the CAP for Fiscal 2023 for each Executive other than Mr. Worden. We have separately identified the persons holding the position of Chief Financial Officer (Mr. Edwards), Chief Merchandising Officer (Mr. Scibetta), and Chief Operating Officer (Mr. Chilton) as of our Fiscal 2023 year end. Executives in “Other” include Messrs. Sifford, Jackson and Gast.

Fiscal 2023	Edwards	Scibetta	Chilton	Other	Average
SCT - Total	$494,152	$1,375,479	$1,132,192	$2,594,941	$932,794
Less: Grant Date Fair Value of Current Year Awards	(168,121)	(586,634)	(508,119)	(1,145,928)	(401,467)
Add: Fair Value of Unvested Current Year Awards	71,061	247,952	214,760	-	88,962
Add: Fair Value of Unvested Prior Year Awards	161,491	584,704	426,235	32,903	200,889
Less: Prior Year Fair Value of Unvested Prior Year Awards	(169,356)	(613,182)	(446,996)	(34,505)	(210,673)
Less: Prior Year Fair Value of Forfeited Prior Year Awards	-	-	-	(636,471)	(106,079)
Add: Value at Vest of Current Year Awards Vesting in Current Year	-	-	-	201,390	33,565
Add: Value at Vest of Prior Year Awards Vesting in Current Year	159,389	608,623	420,891	1,419,984	434,815
Less: Prior Year Fair Value of Awards Vesting in Current Year	(171,258)	(653,944)	(452,232)	(1,525,721)	(467,193)
CAP	$377,358	$962,998	$786,731	$906,593	$505,613

	The selected peer group is the Nasdaq US Benchmark Retail TR I- Ticker: NQUSB4040T. This benchmark index has historically been the peer group used in our TSR performance graph included in our annual report to shareholders, including the annual report to shareholders for the fiscal year ended February 3, 2024
Compensation Actually Paid vs. Total Shareholder Return

Comparison of CAP to Company TSR

(1)
PEO CAP is Mr. Sifford’s CAP in Fiscal 2020 and Mr. Worden’s CAP in Fiscal 2021, Fiscal 2022 and Fiscal 2023.

Over the four years presented in the Pay Versus Performance Compensation Table, an initial $100 investment at the beginning of this period would be worth $154 at the end of the period, a 54% return. Over this same period, the CAP to our PEO increased 22% and the average CAP to our non-PEO Executives decreased 60%. In Fiscal 2023, no annual cash incentives were earned by our Executives and none of the PSUs granted to our Executives for Fiscal 2023 were earned. Other factors impacting CAP over this four-year period are the approach taken on compensation in Fiscal 2020, as impacted by the COVID-19 pandemic, the mix of Executives in each year and stock price volatility.

•
The total compensation reported in the SCT for Mr. Sifford, our former PEO, was $1.6 million in Fiscal 2020 compared to $2.4 million in Fiscal 2019 and $2.6 million in Fiscal 2018. Mr. Sifford’s total compensation disclosed in the SCT in Fiscal 2020 was lower than this historical trend due to the impact the COVID-19 pandemic had on our business and the approach taken by the Compensation Committee on compensation in that year, especially regarding short-term cash incentives and long-term equity-based incentives. Had Mr. Sifford’s total compensation disclosed in the SCT in Fiscal 2020 been more consistent with these previous two years, the CAP to our PEO would have been lower in Fiscal 2023 compared to Fiscal 2020.
•
With respect to the changing mix of Executives impacting CAP, our non-PEO Executives included Mr. Worden and Mr. Timothy Baker, our former Executive Vice President and Chief Retail Operations Officer, in Fiscal 2020 and includes Mr. Chilton and Mr. Edwards in Fiscal 2023. The CAP to Mr. Worden and Mr. Baker in Fiscal 2020 totaled $2.9 million; the CAP to Mr. Chilton and Mr. Edwards in Fiscal 2023 totaled $1.2 million. Also, upon Mr. Jackson’s retirement from the Company in Fiscal 2023, his equity awards were forfeited, which lowered the CAP in Fiscal 2023.
•
During Fiscal 2020, our stock price increased 31% ($17.93 to $23.50); during Fiscal 2021, our stock price increased 41% ($23.50 to $33.04); during Fiscal 2022 our stock price decreased 17% ($33.04 to $27.56); and during Fiscal 2023 our stock price decreased 5% ($27.56 to $26.28). Based on the level of equity-based awards held by our Executives, this volatility had a significant impact on CAP in these years.

In Fiscal 2023 compared to Fiscal 2022, the total CAP to all Executives identified in the SCT decreased 39%, as impacted by a 43% decrease in the CAP to Mr. Worden and a 37% decrease in the total CAP to the other Executives. Our TSR decreased $4, or 7%, in Fiscal 2023 (a $54 total return by the end of Fiscal 2023 compared to a $58 total return at the end of Fiscal 2022).

In Fiscal 2022 compared to Fiscal 2021, the total CAP to all Executives identified in the SCT decreased 37%, as impacted by an 18% increase in the CAP to Mr. Worden, a 26% decrease in the total CAP to the other Executives, and the removal of Mr. Sifford and Mr. Baker from the SCT in Fiscal 2022. Our TSR decreased $29, or 33%, in Fiscal 2022 (a $58 total return by the end of Fiscal 2022 compared to an $87 return at the end of Fiscal 2021). The increase in Mr. Worden’s CAP in Fiscal 2022 was primarily due to his in-year promotion to PEO in Fiscal 2021 and the peer group compensation analysis performed by the Compensation Committee’s compensation consultant, Pearl Meyer, in connection with setting Fiscal 2022 Executive compensation.

In Fiscal 2021 compared to Fiscal 2020, the total CAP to all Executives increased 100% (75% for Mr. Worden, 50% for Mr. Sifford and 139% for the other Executives) compared to Fiscal 2020. Our TSR in Fiscal 2021 increased $55, or 172% (an $87 return at the end of Fiscal 2021 compared to a $32 return at the end of Fiscal 2020). In Fiscal 2021, Mr. Baker’s employment with us ended. Pursuant to agreements that were in effect and/or executed at the time of his planned departure, he was paid $925,699, which increased the CAP to non-PEO Executives in that year.

Compensation Actually Paid vs. Company Selected Measure

Comparison of CAP to Net Income and Diluted Net Income Per Share ("EPS")

Compared to Fiscal 2020, our Net Income and EPS in Fiscal Years 2021, 2022, and 2023 have increased substantially given that Fiscal 2020 was significantly impacted by the COVID-19 pandemic and the temporary closure of our physical stores in that year.

In Fiscal 2023 compared to Fiscal 2022, Net Income and EPS decreased 33% and 32%, respectively, and the total CAP to all Executives decreased 39%. While our Net Income and EPS were down year over year, our long-term term strategies have resulted in significant growth. Over these four years and, thus, since Fiscal 2019, our EPS increased 84%, Gross Profit margin expanded 570 basis points, and Net Sales grew 13%.

In Fiscal 2022 compared to Fiscal 2021, Net Income and EPS decreased 29% and 27%, respectively, and the total CAP to all Executives decreased 37%. Due, in part, to the amount of government stimulus injected into the economy, our financial results set all-time records in Fiscal 2021 and Fiscal 2022 was only surpassed by the record results in Fiscal 2021.

Net Income and Diluted Net Income per Share had substantial increases of over 850% in Fiscal 2021 compared to Fiscal 2020, while the total CAP to all Executives increased 100% over the same period.

Total Shareholder Return Vs Peer Group

Comparison of Company TSR to Peer Group TSR (Nasdaq U.S. Benchmark Retail TR I- Ticker: NQUSB4040T)

Over this four-year period, the value of an initial $100 fixed investment in our stock would be worth $154 at the end of the period, compared to a $167 value for an investment in the peer group, which includes retailers much larger than we are. Our TSR includes a 7% decrease in Fiscal 2023 compared to Fiscal 2022 ($54 of return at the end of Fiscal 2023 compared to $58 at the end of Fiscal 2022) and a peer group TSR increase of 191% (a $67 return at the end of Fiscal 2023 compared to a $23 return at the end of Fiscal 2022). After a three-year period of above peer group performance, our TSR was lower than the peer group at the end of Fiscal 2023.

In Fiscal 2022 compared to Fiscal 2021, our TSR decreased 33% ($58 of return at the end of Fiscal 2022 compared to $87 at the end of Fiscal 2021) and our peer group TSR decreased 49% (a $23 return at the end of Fiscal 2022 compared to a $45 return at the end of Fiscal 2021).

In Fiscal 2021 compared to Fiscal 2020, our TSR increased approximately 8 times the increase in TSR of our peer group. We believe our response to the pandemic where we re-opened stores quickly, maintained vendor relationships, and increased the use of customer relationship management tools allowed for us to grow market share compared to the broader index.

Our TSR lagged the peer group in Fiscal 2020. We believe this was due to the impact of COVID-19 on our business compared to our peer group, which contains essential retail businesses that were not forced to close physical stores during the pandemic and other retailers with a more established on-line presence.

Tabular List, Table

Tabular Presentation of Our Most Important Performance Measures

The four items listed below represent the most important performance metrics we used to determine CAP for Fiscal 2023, as further described in our Compensation Discussion and Analysis within the sections titled “Compensation Program Components, Why Each Component is Chosen, How Each Component Relates to Our Compensation Philosophy and Objectives and Fiscal 2023 Outcomes ― Annual Cash Incentives under the EICP” and “―Long-Term Equity-Based Incentives under the 2017 Equity Plan.”

Most Important Performance Measures
● Diluted Net Income per Share
● Operating Income
● Net Sales
● Comparable store sales

Total Shareholder Return Amount	$ 154	158	187	132
Peer Group Total Shareholder Return Amount	167	123	145	138
Net Income (Loss)	$ 73,300,000	$ 110,100,000	$ 154,900,000	$ 16,000,000
Company Selected Measure Amount	2.68	3.96	5.42	0.56
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Net Income per Share
Non-GAAP Measure Description	Diluted Net Income per Share, which was the performance measure utilized for our PSUs granted in Fiscal 2023, was selected as our most important financial measure. PSUs comprise the largest portion of Mr. Worden’s Fiscal 2023 target compensation (Base salary 23%, EICP 29%, PSUs 29%, and RSUs 19%) and averaged approximately 20% of the total target compensation for Messrs. Edwards, Scibetta, and Chilton in Fiscal 2023
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Comparable store sales
Worden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,450,895	$ 4,007,544	$ 2,181,767
PEO Actually Paid Compensation Amount	$ 2,076,755	$ 3,633,987	3,084,893
PEO Name	Mr. Worden
Worden [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,124,843)
Worden [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	898,119
Worden [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,806,408
Worden [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,894,392)
Worden [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	798,125
Worden [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (857,557)
Sifford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,850,691	$ 1,558,095
PEO Actually Paid Compensation Amount			$ 2,549,441	$ 1,701,732
PEO Name	Mr. Sifford
Mr. Scibetta [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 1,375,479
Non-PEO NEO Average Compensation Actually Paid Amount	962,998
Mr. Chilton [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,132,192
Non-PEO NEO Average Compensation Actually Paid Amount	786,731
Mr. Edwards [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	494,152
Non-PEO NEO Average Compensation Actually Paid Amount	377,358
Other [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,594,941
Non-PEO NEO Average Compensation Actually Paid Amount	906,593
Non-PEO NEO | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(401,467)
Non-PEO NEO | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,962
Non-PEO NEO | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,889
Non-PEO NEO | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210,673)
Non-PEO NEO | Prior Year Fair Value of Forfeited Prior Year Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,079)
Non-PEO NEO | Value at Vest of Current Year Awards Vesting in Current Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,565
Non-PEO NEO | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	434,815
Non-PEO NEO | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(467,193)
Non-PEO NEO | Mr. Scibetta [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(586,634)
Non-PEO NEO | Mr. Scibetta [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,952
Non-PEO NEO | Mr. Scibetta [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	584,704
Non-PEO NEO | Mr. Scibetta [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(613,182)
Non-PEO NEO | Mr. Scibetta [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	608,623
Non-PEO NEO | Mr. Scibetta [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(653,944)
Non-PEO NEO | Mr. Chilton [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(508,119)
Non-PEO NEO | Mr. Chilton [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,760
Non-PEO NEO | Mr. Chilton [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	426,235
Non-PEO NEO | Mr. Chilton [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(446,996)
Non-PEO NEO | Mr. Chilton [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	420,891
Non-PEO NEO | Mr. Chilton [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,232)
Non-PEO NEO | Mr. Edwards [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(168,121)
Non-PEO NEO | Mr. Edwards [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,061
Non-PEO NEO | Mr. Edwards [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,491
Non-PEO NEO | Mr. Edwards [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,356)
Non-PEO NEO | Mr. Edwards [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,389
Non-PEO NEO | Mr. Edwards [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,258)
Non-PEO NEO | Other [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,145,928)
Non-PEO NEO | Other [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,903
Non-PEO NEO | Other [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,505)
Non-PEO NEO | Other [Member] | Prior Year Fair Value of Forfeited Prior Year Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(636,471)
Non-PEO NEO | Other [Member] | Value at Vest of Current Year Awards Vesting in Current Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,390
Non-PEO NEO | Other [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,419,984
Non-PEO NEO | Other [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,525,721)